Warranty (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Product Warranties Disclosures [Abstract]
Changes in warranty reserve
The changes in warranty reserves for the nine months ended September 30, 2017 and 2016 were as follows:

	Nine Months Ended
	September 30
	2017	2016
Beginning balance	$10,960	$10,093
Additions charged to expense	8,879	8,888
Acquired warranty obligations	384	—
Foreign currency fluctuations	225	85
Claims paid	(8,912)	(8,707)
Ending balance	$11,536	$10,359

The changes in warranty reserves for the three years ended December 31 were as follows:

	2016	2015	2014
Beginning balance	$10,093	$9,686	$9,663
Product warranty provision	12,413	11,719	10,605
Acquired Warranty Obligations	42	—	—
Foreign currency	82	(207)	(215)
Claims paid	(11,670)	(11,105)	(10,367)
Ending balance	$10,960	$10,093	$9,686